CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Bandwidth Inc., Class A Shares	676,800	$97,987,104	*
Iridium Communications Inc.	1,442,021	39,496,955	*

TOTAL COMMUNICATION SERVICES		137,484,059

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 2.6%
Fox Factory Holding Corp.	1,272,843	113,283,027	*

Distributors - 1.0%
Core-Mark Holding Co. Inc.	1,588,004	42,113,866

Diversified Consumer Services - 3.8%
Chegg Inc.	2,058,765	166,698,202	*

Specialty Retail - 3.9%
Hudson Ltd., Class A Shares	2,189,272	9,589,011	*
Monro Inc.	990,343	55,756,311
National Vision Holdings Inc.	2,958,722	94,649,517	*
Vroom Inc.	225,820	13,366,286	*

Total Specialty Retail		173,361,125

TOTAL CONSUMER DISCRETIONARY		495,456,220

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 5.1%
BJ’s Wholesale Club Holdings Inc.	3,226,288	129,212,834	*
Casey’s General Stores Inc.	498,876	79,416,071
Grocery Outlet Holding Corp.	381,672	16,789,751	*

Total Food & Staples Retailing		225,418,656

Food Products - 1.3%
Calavo Growers Inc.	551,932	31,885,112
Hain Celestial Group Inc.	711,348	24,171,605	*

Total Food Products		56,056,717

TOTAL CONSUMER STAPLES		281,475,373

ENERGY - 0.7%
Energy Equipment & Services - 0.7%
Cactus Inc., Class A Shares	1,056,199	23,891,221
Newpark Resources Inc.	3,670,520	6,937,283	*

TOTAL ENERGY		30,828,504

FINANCIALS - 4.6%
Banks - 1.0%
Western Alliance Bancorp	1,284,962	46,194,384

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Capital Markets - 1.4%
Assetmark Financial Holdings Inc.	659,674	$18,371,921	*
PJT Partners Inc., Class A Shares	791,912	42,391,049

Total Capital Markets		60,762,970

Insurance - 2.2%
American Equity Investment Life Holding Co.	1,594,471	40,579,287
Trupanion Inc.	1,071,543	54,187,930	*

Total Insurance		94,767,217

TOTAL FINANCIALS		201,724,571

HEALTH CARE - 26.2%
Biotechnology - 4.6%
Amicus Therapeutics Inc.	2,865,961	41,413,137	*
Biohaven Pharmaceutical Holding Co. Ltd.	284,580	18,224,503	*
CareDx Inc.	306,052	10,206,834	*
Heron Therapeutics Inc.	3,047,372	49,641,690	*
Invitae Corp.	1,884,127	55,016,508	*
Ultragenyx Pharmaceutical Inc.	349,560	27,321,610	*

Total Biotechnology		201,824,282

Health Care Equipment & Supplies - 10.3%
CryoPort Inc.	545,250	18,069,585	*
Insulet Corp.	722,664	146,960,951	*
Integra LifeSciences Holdings Corp.	1,650,516	78,812,139	*
iRhythm Technologies Inc.	202,090	25,156,163	*
Penumbra Inc.	656,858	145,763,359	*
Silk Road Medical Inc.	788,546	36,635,847	*

Total Health Care Equipment & Supplies		451,398,044

Health Care Providers & Services - 2.1%
Progyny Inc.	2,118,070	56,393,614	*
Surgery Partners Inc.	2,277,966	34,784,541	*

Total Health Care Providers & Services		91,178,155

Health Care Technology - 2.7%
Health Catalyst Inc.	903,718	31,539,758	*
Livongo Health Inc.	348,920	44,400,070	*
Vocera Communications Inc.	1,439,293	44,287,046	*

Total Health Care Technology		120,226,874

Life Sciences Tools & Services - 5.3%
ICON PLC	735,778	136,457,388	*
Syneos Health Inc.	1,569,849	97,942,879	*

Total Life Sciences Tools & Services		234,400,267

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.2%
Pacira BioSciences Inc.	998,091	$52,509,567	*

TOTAL HEALTH CARE		1,151,537,189

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings Inc.	1,254,458	51,746,392	*

Air Freight & Logistics - 2.5%
Forward Air Corp.	880,138	45,758,375
XPO Logistics Inc.	854,798	64,126,946	*

Total Air Freight & Logistics		109,885,321

Building Products - 5.4%
Masonite International Corp.	729,645	61,545,556	*
Trex Co. Inc.	1,261,182	175,720,488	*

Total Building Products		237,266,044

Commercial Services & Supplies - 0.7%
US Ecology Inc.	900,283	31,221,814

Electrical Equipment - 0.4%
Bloom Energy Corp., Class A Shares	1,204,086	14,641,686	*

Machinery - 3.2%
Albany International Corp., Class A Shares	480,835	23,118,547
IDEX Corp.	425,207	70,082,618
Tennant Co.	721,933	48,095,176

Total Machinery		141,296,341

Trading Companies & Distributors - 0.9%
H&E Equipment Services Inc.	1,744,180	30,680,126
MRC Global Inc.	1,417,876	8,436,362	*

Total Trading Companies & Distributors		39,116,488

TOTAL INDUSTRIALS		625,174,086

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 1.0%
Viavi Solutions Inc.	2,999,582	41,484,219	*

Electronic Equipment, Instruments & Components - 1.2%
Brain Corp.	1,643,747	9,566,608	*(a)(b)(c)
nLight Inc.	907,818	21,034,143	*
OSI Systems Inc.	333,366	23,655,651	*

Total Electronic Equipment, Instruments & Components		54,256,402

IT Services - 4.4%
Cardtronics PLC, Class A Shares	825,197	18,426,649	*
Shift4 Payments Inc., Class A Shares	270,950	10,377,385	*
Wix.com Ltd.	564,043	163,843,211	*(d)

Total IT Services		192,647,245

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 8.0%
Brooks Automation Inc.		634,130	$34,528,378
Inphi Corp.		1,030,477	134,642,125	*
Lattice Semiconductor Corp.		1,525,074	47,414,551	*
Monolithic Power Systems Inc.		500,986	132,766,300

Total Semiconductors & Semiconductor Equipment			349,351,354

Software - 17.1%
Aspen Technology Inc.		701,415	68,219,623	*
Cornerstone OnDemand Inc.		1,724,212	61,226,768	*
DocuSign Inc.		172,202	37,338,560	*
Envestnet Inc.		856,103	69,515,564	*
HubSpot Inc.		444,276	104,231,592	*
Jamf Holding Corp.		123,340	5,007,604	*
Model N Inc.		485,350	18,666,561	*
New Relic Inc.		829,267	58,803,323	*
PagerDuty Inc.		1,806,371	55,058,188	*
Pluralsight Inc., Class A Shares		661,386	14,001,542	*
Qualys Inc.		826,613	102,070,173	*
Smartsheet Inc., Class A Shares		540,921	25,823,568	*
Varonis Systems Inc.		760,142	82,361,386	*
Yext Inc.		2,963,832	49,851,654	*

Total Software			752,176,106

TOTAL INFORMATION TECHNOLOGY			1,389,915,326

MATERIALS - 1.0%
Chemicals - 1.0%
Balchem Corp.		446,319	44,747,943

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Redfin Corp.		592,594	24,640,058	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,427,739,492)			4,382,983,329

	RATE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	11,001,155	11,001,155
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	2,750,289	2,750,289	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,751,444)			13,751,444

TOTAL INVESTMENTS - 100.2% (Cost - $2,441,490,936)			4,396,734,773
Liabilities in Excess of Other Assets - (0.2)%			(8,954,434)

TOTAL NET ASSETS - 100.0%			$4,387,780,339

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	All or a portion of this security is pledged as collateral for written options.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $2,750,289 and the cost was $2,750,289 (Note 2).

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Wix.com Ltd., Call (Premiums received - $459,634)	8/21/20	$320.00	783	$22,744,584	$(508,950)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$1,380,348,718	—	$9,566,608	$1,389,915,326
Other Common Stocks	2,993,068,003	—	—	2,993,068,003

Total Long-Term Investments	4,373,416,721	—	9,566,608	4,382,983,329

Short-Term Investments†	13,751,444	—	—	13,751,444

Total Investments	$4,387,168,165	—	$9,566,608	$4,396,734,773

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$508,950	—	—	$508,950

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
		Cost	Shares	Cost	Shares
Western Asset
Premier
Institutional U.S.
Treasury Reserves,
Premium Shares	—	$102,199,983	102,199,983	$99,449,694	99,449,694	—	$39,813	—	$2,750,289

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2020	Value Per Share	Percent of Net Assets
Brain Corp.	1,643,747	4/20	$8,671,587	$9,566,608	$5.82	0.22%

9